Equity affiliates, other investments and related parties - Contribution of equity affiliates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity value
Total Associates	$ 17,244	$ 15,745	$ 17,026
Total Joint ventures	9,277	7,102	6,097
Total Equity value	26,521	22,847	23,123
Loans	4,532	5,129	3,999
Total Equity value and Loans	31,053	27,976	27,122
Profit/(loss)
Total Associates	1,186	753	2,534
Total Joint ventures	2,252	(301)	872
Total share of profit/(loss) of equity affiliates	3,438	452	3,406
Other comprehensive income
Total Associates	734	(1,704)	592
Total Joint ventures	(28)	(127)	(184)
Share of other comprehensive income of equity affiliates, net amount	$ 706	$ (1,831)	$ 408